Legal Actions	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Legal Actions

Note 15: Legal Actions
Wells Fargo and certain of our subsidiaries are involved in a number of judicial, regulatory, governmental, arbitration, and other proceedings or investigations concerning matters arising from the conduct of our business activities, and many of those proceedings and investigations expose Wells Fargo to potential financial loss or other adverse consequences. These proceedings and investigations include actions brought against Wells Fargo and/or our subsidiaries with respect to corporate-related matters and transactions in which Wells Fargo and/or our subsidiaries were involved. In addition, Wells Fargo and our subsidiaries may be requested to provide information to or otherwise cooperate with government authorities in the conduct of investigations of other persons or industry groups.
We establish accruals for legal actions when potential losses associated with the actions become probable and the costs can be reasonably estimated. For such accruals, we record the amount we consider to be the best estimate within a range of potential losses that are both probable and estimable; however, if we cannot determine a best estimate, then we record the low end of the range of those potential losses. There can be no assurance as to the ultimate outcome of legal actions, including the matters described below, and the actual costs of resolving legal actions may be substantially higher or lower than the amounts accrued for those actions.
ATM ACCESS FEE LITIGATION In October 2011, plaintiffs filed a putative class action, Mackmin, et al. v. Visa, Inc. et al., against Wells Fargo & Company, Wells Fargo Bank, N.A., Visa, MasterCard, and several other banks in the United States District Court for the District of Columbia. Plaintiffs allege that the Visa and MasterCard requirement that if an ATM operator charges an access fee on Visa and MasterCard transactions, then that fee cannot be greater than the access fee charged for transactions on other networks, violates antitrust rules. Plaintiffs seek treble damages, restitution, injunctive relief, and attorneys’ fees where available under federal and state law. Two other antitrust cases that make similar allegations were filed in the same court, but these cases did not name Wells Fargo as a defendant. On February 13, 2013, the district court granted defendants’ motions to dismiss the three actions. Plaintiffs appealed the dismissals and, on August 4, 2015, the United States Court of Appeals for the District of Columbia Circuit vacated the district court’s decisions and remanded the three cases to the district court for further proceedings. On June 28, 2016, the United States Supreme Court granted defendants’ petitions for writ of certiorari to review the decisions of the United States Court of Appeals for the District of Columbia. On November 17, 2016, the United States Supreme Court dismissed the petitions as improvidently granted, and the three cases returned to the district court for further proceedings. In November 2021, the district court granted preliminary approval of an agreement pursuant to which the Company will pay $20.8 million in order to resolve the cases.
AUTOMOBILE LENDING MATTERS On April 20, 2018, the Company entered into consent orders with the Office of the Comptroller of the Currency (OCC) and the Consumer Financial Protection Bureau (CFPB) to resolve, among other things, investigations by the agencies into the Company’s compliance risk management program and its past practices involving certain automobile collateral protection insurance (CPI) policies and certain mortgage interest rate lock extensions. The consent orders require remediation to customers and the payment of a total of $1.0 billion in civil money penalties to the agencies. In July 2017, the Company announced a plan to remediate customers who may have been financially harmed due to issues related to automobile CPI policies purchased through a third-party vendor on their behalf. Multiple putative class actions alleging, among other things, unfair and deceptive practices relating to these CPI policies, were filed against the Company and consolidated into one multi-district litigation in the United States District Court for the Central District of California. As previously disclosed, the Company entered into a settlement to resolve the multi-district litigation. Shareholders also filed a putative securities fraud class action against the Company and its executive officers alleging material misstatements and omissions of CPI-related information in the Company’s public disclosures. In January 2020, the court dismissed this action as to all defendants except the Company and a former executive officer and limited the action to two alleged misstatements. In addition, the Company is subject to a class action in the United States District Court for the Central District of California alleging that customers are entitled to refunds related to the unused portion of guaranteed automobile protection (GAP) waiver or insurance agreements between the customer and dealer and, by assignment, the lender. In November 2021, the court granted final approval of an agreement pursuant to which the Company agreed to pay $45 million and make certain changes to its GAP refund practices in order to settle the action. Allegations related to the CPI and GAP programs were among the subjects of a shareholder derivative lawsuit in the United States District Court for the Northern District of California, which has been dismissed. In addition, federal and state government agencies, including the CFPB, have undertaken formal or informal inquiries, investigations, or examinations regarding these and other issues related to the origination, servicing, and collection of consumer auto loans, including related insurance products. As previously disclosed, the Company entered into an agreement to resolve investigations by state attorneys general.
COMMERCIAL LENDING SHAREHOLDER LITIGATION In October and November 2020, plaintiffs filed two putative securities fraud class actions, which were consolidated into one lawsuit pending in the United States District Court for the Northern District of California alleging that the Company and certain of its current and former officers made false and misleading statements or omissions regarding, among other things, the Company’s commercial lending underwriting practices, the credit quality of its commercial credit portfolios, and the value of its commercial loans, collateralized loan obligations and commercial mortgage-backed securities.

COMPANY 401(K) PLAN REGULATORY INVESTIGATIONS Federal government agencies, including the United States Department of Labor, are reviewing certain transactions associated with the Employee Stock Ownership Plan feature of the Company’s 401(k) plan, including the manner in which the 401(k) plan purchased certain securities used in connection with the Company’s contributions to the 401(k) plan.
CONSENT ORDER DISCLOSURE LITIGATION Wells Fargo shareholders have brought a putative securities fraud class action in the United States District Court for the Southern District of New York alleging that the Company and certain of its current and former executive officers and directors made false or misleading statements regarding the Company’s efforts to comply with the February 2018 consent order with the Federal Reserve Board and the April 2018 consent orders with the CFPB and OCC. Allegations related to the Company’s efforts to comply with these three consent orders were also among the subjects of a shareholder derivative lawsuit filed in the United States District Court for the Northern District of California. On February 4, 2022, the district court granted the Company's motion to dismiss the shareholder derivative lawsuit.
CONSUMER DEPOSIT ACCOUNT RELATED REGULATORY INVESTIGATIONS The CFPB is conducting an investigation into whether customers were unduly harmed by the Company’s historical practices associated with the freezing (and, in many cases, closing) of consumer deposit accounts after the Company detected suspected fraudulent activity (by third parties or account holders) that affected those accounts. The CFPB is also investigating certain of the Company’s past disclosures to customers regarding the minimum qualifying debit card usage required for customers to receive a waiver of monthly service fees on certain consumer deposit accounts.
INTERCHANGE LITIGATION Plaintiffs representing a class of merchants have filed putative class actions, and individual merchants have filed individual actions, against Wells Fargo Bank, N.A., Wells Fargo & Company, Wachovia Bank, N.A., and Wachovia Corporation regarding the interchange fees associated with Visa and MasterCard payment card transactions. Visa, MasterCard, and several other banks and bank holding companies are also named as defendants in these actions. These actions have been consolidated in the United States District Court for the Eastern District of New York. The amended and consolidated complaint asserts claims against defendants based on alleged violations of federal and state antitrust laws and seeks damages, as well as injunctive relief. Plaintiff merchants allege that Visa, MasterCard, and payment card issuing banks unlawfully colluded to set interchange rates. Plaintiffs also allege that enforcement of certain Visa and MasterCard rules and alleged tying and bundling of services offered to merchants are anticompetitive. Wells Fargo and Wachovia, along with other defendants and entities, are parties to Loss and Judgment Sharing Agreements, which provide that they, along with other entities, will share, based on a formula, in any losses from the Interchange Litigation. On July 13, 2012, Visa, MasterCard, and the financial institution defendants, including Wells Fargo, signed a memorandum of understanding with plaintiff merchants to resolve the consolidated class action and reached a separate settlement in principle of the consolidated individual actions. The settlement payments to be made by all defendants in the consolidated class and individual actions totaled approximately $6.6 billion before reductions applicable to certain merchants opting out of the settlement. The class settlement also provided for the distribution to class merchants of 10 basis points of default interchange across all credit rate categories for a period of eight consecutive months. The district court granted final approval of the settlement, which was appealed to the United States Court of Appeals for the Second Circuit by settlement objector merchants. Other merchants opted out of the settlement and are pursuing several individual actions. On June 30, 2016, the Second Circuit vacated the settlement agreement and reversed and remanded the consolidated action to the United States District Court for the Eastern District of New York for further proceedings. On November 23, 2016, prior class counsel filed a petition to the United States Supreme Court, seeking review of the reversal of the settlement by the Second
Circuit, and the Supreme Court denied the petition on March 27, 2017. On November 30, 2016, the district court appointed lead class counsel for a damages class and an equitable relief class. The parties have entered into a settlement agreement to resolve the money damages class claims pursuant to which defendants will pay a total of approximately $6.2 billion, which includes approximately $5.3 billion of funds remaining from the 2012 settlement and $900 million in additional funding. The Company’s allocated responsibility for the additional funding is approximately $94.5 million. The court granted final approval of the settlement on December 13, 2019, which was appealed to the United States Court of Appeals for the Second Circuit by settlement objector merchants. On September 27, 2021, the district court granted the plaintiffs’ motion for class certification in the equitable relief case. Several of the opt-out and direct action litigations have been settled while others remain pending.
MORTGAGE LENDING MATTERS Plaintiffs representing a class of mortgage borrowers have filed separate putative class actions, Hernandez v. Wells Fargo, et al., Coordes v. Wells Fargo, et al., Ryder v. Wells Fargo, Liguori v. Wells Fargo, and Dore v. Wells Fargo, against Wells Fargo Bank, N.A., in the United States District Court for the Northern District of California, the United States District Court for the District of Washington, the United States District Court for the Southern District of Ohio, the United States District Court for the Southern District of New York, and the United States District Court for the Western District of Pennsylvania, respectively. Plaintiffs allege that Wells Fargo improperly denied mortgage loan modifications or repayment plans to customers in the foreclosure process due to the overstatement of foreclosure attorneys’ fees that were included for purposes of determining whether a customer in the foreclosure process qualified for a mortgage loan modification or repayment plan. In March 2020, the Company entered into an agreement pursuant to which the Company paid $18.5 million to resolve the claims of the initial certified class in the Hernandez case, which was approved by the district court in October 2020. The Hernandez settlement was subsequently reopened to include additional borrowers who the Company determined should have been included in the settlement class because the Company identified a population of additional borrowers during the relevant class period whose loans had not previously been reviewed for inclusion in the original population of impacted customers. In June 2021, the Company entered into an agreement pursuant to which the Company will pay an additional approximately $22 million to resolve the Hernandez case, which was approved by the district court in January 2022. In July 2021, the Company entered into an agreement in the Ryder case pursuant to which the Company will pay $12 million to cover other impacted borrowers who were not included in the Hernandez case, which was approved by the district court in January 2022. The Dore, Coordes, and Liguori cases have been voluntarily dismissed. In addition, federal and state government agencies, including the CFPB, have undertaken formal or informal inquiries or investigations regarding these and other mortgage servicing matters. On September 9, 2021, the OCC assessed a $250 million civil money penalty against the Company regarding loss mitigation activities in the Company’s Home Lending business and insufficient progress in addressing requirements under the OCC’s April 2018 consent order. In addition, on September 9, 2021, the Company entered into a consent order with the OCC requiring the Company to improve the execution, risk management, and oversight of loss mitigation activities in its Home Lending business.
NOMURA/NATIXIS MORTGAGE-RELATED LITIGATION In August 2014 and August 2015, Nomura Credit & Capital Inc. (Nomura) and Natixis Real Estate Holdings, LLC (Natixis) filed a total of seven third-party complaints against Wells Fargo Bank, N.A., in New York state court. In the underlying first-party actions, Nomura and Natixis have been sued for alleged breaches of representations and warranties made in connection with residential mortgage-backed securities sponsored by them. In the third-party actions, Nomura and Natixis allege that Wells Fargo, as master servicer, primary servicer or securities administrator, failed to notify Nomura and Natixis of their own breaches, failed to properly oversee the primary servicers, and failed to adhere to accepted servicing practices. Natixis additionally alleges that Wells Fargo failed to perform default oversight duties. Wells Fargo has asserted counterclaims alleging that Nomura and Natixis failed to provide Wells Fargo notice of their representation and warranty breaches.
OFAC RELATED INVESTIGATION The Company has self-identified an issue whereby certain foreign banks utilized a Wells Fargo software-based solution to conduct import/export trade-related financing transactions with countries and entities prohibited by the Office of Foreign Assets Control (OFAC) of the United States Department of the Treasury. We do not believe any funds related to these transactions flowed through accounts at Wells Fargo as a result of the aforementioned conduct. The Company has made voluntary self-disclosures to OFAC and is cooperating with an inquiry from the United States Department of Justice (Department of Justice).
RETAIL SALES PRACTICES MATTERS Federal and state government agencies, including the Department of Justice and the United States Securities and Exchange Commission (SEC), have undertaken formal or informal inquiries or investigations arising out of certain retail sales practices of the Company that were the subject of settlements with the CFPB, the OCC, and the Office of the Los Angeles City Attorney announced by the Company on September 8, 2016. On February 21, 2020, the Company entered into an agreement with the Department of Justice to resolve the Department of Justice’s criminal investigation into the Company’s retail sales practices, as well as a separate agreement to resolve the Department of Justice’s civil investigation. As part of the Department of Justice criminal settlement, no charges will be filed against the Company provided the Company abides by all the terms of the agreement. The Department of Justice criminal settlement also includes the Company’s agreement that the facts set forth in the settlement document constitute sufficient facts for the finding of criminal violations of statutes regarding bank records and personal information. On February 21, 2020, the Company also entered into an order to resolve the SEC’s investigation arising out of the Company’s retail sales practices. The SEC order contains a finding, to which the Company consented, that the facts set forth include violations of Section 10(b) of the Securities Exchange Act of 1934 and Rule 10b-5 thereunder. As part of the resolution of the Department of Justice and SEC investigations, the Company made payments totaling $3.0 billion. The Company has also entered into agreements to resolve other government agency investigations, including investigations by the state attorneys general. In addition, a number of lawsuits were filed by non-governmental parties seeking damages or other remedies related to these retail sales practices. As previously disclosed, the Company entered into various settlements to resolve these lawsuits.
RMBS TRUSTEE LITIGATION In December 2014, Phoenix Light SF Limited and certain related entities and the National Credit Union Administration (NCUA) filed complaints in the United States District Court for the Southern District of New York against Wells Fargo Bank, N.A., alleging claims against the Company in its capacity as trustee for a number of residential mortgage-backed securities (RMBS) trusts. Complaints raising similar allegations have been filed by Commerzbank AG in the Southern District of New York and by IKB International and IKB Deutsche Industriebank in New York state court. In each case, the plaintiffs allege that Wells Fargo Bank, N.A., as trustee, caused losses to investors, and plaintiffs assert causes of action based upon, among other things, the trustee’s alleged failure to notify and enforce repurchase obligations of mortgage loan sellers for purported breaches of representations and warranties, notify investors of alleged events of default, and abide by appropriate standards of care following alleged events of default. The Company previously settled two class actions with similar allegations that were filed in November 2014 and December 2016 by institutional investors in the Southern District of New York and New York state court, respectively. In addition, Park Royal I LLC and Park Royal II LLC have filed complaints that were consolidated in New York state court alleging Wells Fargo Bank, N.A., as trustee, failed to take appropriate actions upon learning of defective mortgage loan documentation. In March 2021, the Company entered into an agreement to resolve the case filed by the NCUA.

SEMINOLE TRIBE TRUSTEE LITIGATION The Seminole Tribe of Florida filed a complaint in Florida state court alleging that Wells Fargo, as trustee, charged excess fees in connection with the administration of a minor’s trust and failed to invest the assets of the trust prudently. The complaint was later amended to include three individual current and former beneficiaries as plaintiffs and to remove the Tribe as a party to the case. In December 2016, the Company filed a motion to dismiss the amended complaint on the grounds that the Tribe is a necessary party and that the individual beneficiaries lack standing to bring claims. The motion was denied in June 2018. The case is pending trial.
OUTLOOK  As described above, the Company establishes accruals for legal actions when potential losses associated with the actions become probable and the costs can be reasonably estimated. The high end of the range of reasonably possible potential losses in excess of the Company’s accrual for probable and estimable losses was approximately $2.9 billion as of December 31, 2021. The outcomes of legal actions are unpredictable and subject to significant uncertainties, and it is inherently difficult to determine whether any loss is probable or even possible. It is also inherently difficult to estimate the amount of any loss and there may be matters for which a loss is probable or reasonably possible but not currently estimable. Accordingly, actual losses may be in excess of the established accrual or the range of reasonably possible loss. Based on information currently available, advice of counsel, available insurance coverage, and established reserves, Wells Fargo believes that the eventual outcome of the actions against
Wells Fargo and/or its subsidiaries will not, individually or in the aggregate, have a material adverse effect on Wells Fargo’s consolidated financial condition. However, it is possible that the ultimate resolution of a matter, if unfavorable, may be material to Wells Fargo’s results of operations for any particular period.